Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
	Year ended December 31,
	2020	2019	2018

Derivatives designated as cash flow hedging instruments:
Cost of revenues	$(26)	(25)	$18
Sales and marketing	$(15)	(16)	$13
General and administrative	$(6)	(6)	$6

Total expenses (income)	$(47)	(47)	$37